Going Concern (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 18,605,459		$ 18,605,459		$ 12,028,388	$ 5,488,822	[1]
Working capital	2,571,670		2,571,670		(1,112,923)
Net loss	$ 1,221,361	$ (470,294)	6,583,421	$ 1,905,189	6,539,566	2,061,983	[1]
Net cash provided in operation			$ 3,786,881	$ 596,727	$ 1,343,382	$ (2,370,383)

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis